Business Segments Business Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	2015	2014	2013
Net revenues:
LCD	$6,199.3	$5,838.0	$5,669.4
CDD	2,306.4	173.6	138.9
Total net revenues	$8,505.7	$6,011.6	$5,808.3

Operating earnings (loss):
LCD	$1,061.4	$982.3	$1,061.8
CDD	71.9	40.7	37.9
General corporate expenses	(130.4)	(112.6)	(108.8)
Total operating income	1,002.9	910.4	990.9
Non-operating expenses, net	(270.8)	(83.7)	(75.3)
Earnings before income taxes	732.1	826.7	915.6
Provision for income taxes	294.1	314.1	340.2
Net earnings	438.0	512.6	575.4
Less: Net income attributable to noncontrolling interests	(1.1)	(1.4)	(1.6)
Net income attributable to Laboratory Corporation of America Holdings	$436.9	$511.2	$573.8

	2015	2014	2013
Depreciation and amortization
LCD	$245.8	$184.8	$176.3
CDD	184.4	5.3	4.1
General corporate	4.1	44.2	42.1
Total depreciation and amortization	$434.3	$234.3	$222.5

	LCD	CDD	Total
Geographic distribution of net revenues
US	$5,847.3	$1,156.0	$7,003.3
Canada	290.4	—	290.4
United Kingdom	46.2	235.5	281.7
Switzerland	—	359.7	359.7
Other	15.4	555.2	570.6
Total net revenues	$6,199.3	$2,306.4	$8,505.7

	LCD	CDD	Total
Geographic distribution of property, plant and equipment, net
U.S.	$724.1	$687.8	$1,411.9
Canada	45.1	—	45.1
U.K.	3.2	133.0	136.2
Switzerland	—	86.4	86.4
Other	3.3	64.5	67.8
Total property, plant and equipment, net	$775.7	$971.7	$1,747.4